Schedule of Property, Plant and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Beginning Balance	$ 741,727
Disposals		$ (64,588)
Ending Balance	720,550	741,727
Net Book Value	720,550	741,727
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	10,282
Ending Balance	134,018	10,282
Net Book Value	134,018	10,282
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	59,367
Ending Balance	64,227	59,367
Net Book Value	64,227	59,367
Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	287,915
Ending Balance	259,710	287,915
Net Book Value	259,710	287,915
Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	347,520
Ending Balance	214,165	347,520
Net Book Value	214,165	347,520
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	36,643
Ending Balance	48,430	36,643
Net Book Value	48,430	36,643
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	1,073,849	343,745
Additions	296,378	696,928
Depreciation
Disposals	(144,713)	(64,588)
Currency translation adjustment	(458,580)	(78,479)
Impact of hyperinflation	432,961	176,243
Ending Balance	1,199,895	1,073,849
Net Book Value	1,199,895	1,073,849
Gross carrying amount [member] | Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	50,449	53,143
Additions	236,202
Depreciation
Disposals	(47,685)
Currency translation adjustment	(105,792)	(5,293)
Impact of hyperinflation	69,616	2,599
Ending Balance	202,790	50,449
Net Book Value	202,790	50,449
Gross carrying amount [member] | Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	186,362	138,450
Additions	14,498	42,699
Depreciation
Disposals
Currency translation adjustment	(60,555)	(2,890)
Impact of hyperinflation	68,608	8,103
Ending Balance	208,913	186,362
Net Book Value	208,913	186,362
Gross carrying amount [member] | Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	333,337	2,102
Additions	11,076	289,640
Depreciation
Disposals
Currency translation adjustment	(126,062)	(31,002)
Impact of hyperinflation	140,538	72,597
Ending Balance	358,889	333,337
Net Book Value	358,889	333,337
Gross carrying amount [member] | Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	458,784	140,365
Additions	15,644	332,528
Depreciation
Disposals	(97,028)	(64,588)
Currency translation adjustment	(151,880)	(37,147)
Impact of hyperinflation	136,661	87,626
Ending Balance	362,181	458,784
Net Book Value	362,181	458,784
Gross carrying amount [member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	44,917	9,685
Additions	18,958	32,061
Depreciation
Disposals
Currency translation adjustment	(14,291)	(2,147)
Impact of hyperinflation	17,538	5,318
Ending Balance	67,122	44,917
Net Book Value	67,122	44,917
Accumulated Depreciation [Member]
IfrsStatementLineItems [Line Items]
Beginning Balance	332,122	196,611
Depreciation	175,764	145,035
Disposals	(40,599)
Currency translation adjustment	(121,344)
Impact of hyperinflation	133,402	(9,524)
Ending Balance	479,345	332,122
Net Book Value	479,345	332,122
Accumulated Depreciation [Member] | Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	40,167	35,758
Depreciation	37,457	4,549
Disposals	(10,332)
Currency translation adjustment	(14,892)
Impact of hyperinflation	16,372	(140)
Ending Balance	68,772	40,167
Net Book Value	68,772	40,167
Accumulated Depreciation [Member] | Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	126,995	115,109
Depreciation	13,135	12,324
Disposals
Currency translation adjustment	(45,848)
Impact of hyperinflation	50,404	(438)
Ending Balance	144,686	126,995
Net Book Value	144,686	126,995
Accumulated Depreciation [Member] | Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	45,422	1,922
Depreciation	52,084	47,423
Disposals
Currency translation adjustment	(16,840)
Impact of hyperinflation	18,513	(3,923)
Ending Balance	99,179	45,422
Net Book Value	99,179	45,422
Accumulated Depreciation [Member] | Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	111,264	41,377
Depreciation	62,920	74,622
Disposals	(30,267)
Currency translation adjustment	(41,251)
Impact of hyperinflation	45,350	(4,735)
Ending Balance	148,016	111,264
Net Book Value	148,016	111,264
Accumulated Depreciation [Member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	8,274	2,445
Depreciation	10,168	6,117
Disposals
Currency translation adjustment	(2,513)
Impact of hyperinflation	2,763	(288)
Ending Balance	18,692	8,274
Net Book Value	$ 18,692	$ 8,274